Shareholder Report, Holdings (Details) - C000032336	Jun. 30, 2026
HSBC Securities USA, Inc. U.S. Treasury RepoFR_99VDKG003_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fixed Income Clearing Corp. U.S. Treasury RepoFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Citigroup Global Markets, Inc. U.S. Treasury RepoFR_985TJA004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	9.20%
BNP Paribas Securities Corp. U.S. Government RepoFR_927NEF002_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fixed Income Clearing Corp. U.S. Treasury RepoFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Banco Bilbao Vizcaya Argentaria SA U.S. Treasury RepoFR_990ABFFJ8_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Standard Chartered U.S. Government and U.S. Treasury RepoFR_935MKJ009_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury RepoFR_99VDMN006_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
U.S. Treasury Floating Rate NotesFR_91282CLA7_3.957695_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
U.S. Treasury NotesFR_91282CDQ1_1.250000_2026-12-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	54.50%
AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	33.50%
AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.00%